SCHEDULE OF CHANGES IN WORKING CAPITAL (Details) - CAD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Supplemental Cash Flow Information
(Increase) in due from related party	$ (81)	$ (171)
(Increase) in prepaid expenses	(3)	(31)
(increase) in Sales tax receivable and deferred RTO expenses	(955)
Increase in trade payables and accrued liabilities	1,178	58
Total changes in working capital	$ 139	$ (144)